Results of Segments (Details) € in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022 segment	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of operating segments
Number of operating segments | segment		7
Number of new operating segments | segment	2
Cloud		€ 12,555	€ 9,418	€ 8,080
Software licenses		2,056	3,248	3,642
Software support		11,909	11,412	11,506
Software licenses and support		13,965	14,660	15,148
Cloud and software		26,521	24,078	23,228
Services		4,350	3,764	4,110
Total revenue		30,871	27,842	27,338
Cost of cloud		(3,853)	(3,105)	(2,699)
Cost of software licenses and support		(1,694)	(1,925)	(2,008)
Cost of cloud and software		(5,547)	(5,030)	(4,707)
Cost of services		(3,388)	(2,916)	(3,178)
Total cost of revenue		(8,936)	(7,946)	(7,886)
Gross profit		21,935	19,897	19,453
Other segment expenses		(26,200)	(23,186)	(20,715)
Segment profit		4,670	4,656	6,623
Constant currency
Disclosure of operating segments
Total revenue		30,871	27,842
Segment profit		4,670	4,656
Actual Currency
Disclosure of operating segments
Total revenue		30,871	27,842	27,338
Segment profit		4,670	4,656	6,623
Operating segments | Constant currency
Disclosure of operating segments
Total revenue		28,042	27,357
Segment profit		8,560	9,478
Operating segments | Actual Currency
Disclosure of operating segments
Total revenue		29,720	26,984	26,422
Segment profit		8,902	9,329	9,408
Operating segments | Applications, Technology & Services | Constant currency
Disclosure of operating segments
Cloud		9,573	7,970
Software licenses		1,969	3,236
Software support		11,361	11,575
Software licenses and support		13,330	14,812
Cloud and software		22,904	22,782
Services		3,868	3,618
Total revenue		26,772	26,400
Cost of cloud		(3,153)	(2,807)
Cost of software licenses and support		(1,540)	(1,754)
Cost of cloud and software		(4,693)	(4,561)
Cost of services		(2,702)	(2,482)
Total cost of revenue		(7,395)	(7,043)
Gross profit		19,376	19,357
Other segment expenses		(10,921)	(9,924)
Segment profit		8,456	9,434
Operating segments | Applications, Technology & Services | Actual Currency
Disclosure of operating segments
Cloud		10,239	7,835	6,940
Software licenses		2,053	3,244	3,637
Software support		11,906	11,410	11,506
Software licenses and support		13,959	14,654	15,143
Cloud and software		24,198	22,488	22,083
Services		4,100	3,565	3,659
Total revenue		28,298	26,054	25,742
Cost of cloud		(3,434)	(2,754)	(2,367)
Cost of software licenses and support		(1,623)	(1,736)	(1,795)
Cost of cloud and software		(5,057)	(4,490)	(4,162)
Cost of services		(2,849)	(2,449)	(2,616)
Total cost of revenue		(7,906)	(6,939)	(6,778)
Gross profit		20,391	19,114	18,963
Other segment expenses		(11,585)	(9,830)	(9,551)
Segment profit		8,806	9,284	9,412
Operating segments | Qualtrics | Constant currency
Disclosure of operating segments
Cloud		1,071	780
Cloud and software		1,071	780
Services		200	178
Total revenue		1,271	957
Cost of cloud - SaaS		(120)	(66)
Cost of software licenses and support		0	0
Cost of cloud and software		(120)	(66)
Cost of services		(164)	(128)
Total cost of revenue		(284)	(194)
Gross profit		986	764
Other segment expenses		(882)	(719)
Segment profit		104	44
Operating segments | Qualtrics | Actual Currency
Disclosure of operating segments
Cloud		1,198	757	518
Cloud and software		1,198	757	518
Services		225	173	162
Total revenue		1,423	930	681
Cost of cloud - SaaS		(133)	(65)	(43)
Cost of software licenses and support		0	0	0
Cost of cloud and software		(133)	(65)	(43)
Cost of services		(182)	(125)	(110)
Total cost of revenue		(315)	(190)	(152)
Gross profit		1,108	740	528
Other segment expenses		(1,013)	(696)	(533)
Segment profit		€ 95	€ 44	€ (4)